CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS
Cash	R$ 10,439	R$ 9,412
Banks and immediately available investments	2,544,899	5,053,971
Total cash and cash equivalents	2,555,338	5,063,383	R$ 5,648,080	R$ 3,049,971
Held for Trading	821,518	1,024,411
Short-term investments	R$ 821,518	R$ 1,024,411